Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets [abstract]
Advances given for property, plant and equipment	₺ 216,894	₺ 12,078
Prepaid expenses	89,603	197,431
Receivables from the Public Administration	72,848	72,848
Deposits and guarantees given	27,071	23,999
VAT receivable	2,318	4,429
Others	12,572	45,835
Other Non-current assets	₺ 421,306	₺ 356,620